Commitments & Contingencies - Standard Warranty Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movement in standard warranty liability
Beginning Balance	$ 77	$ 83
Current period accruals	84	82
Accrual adjustments to reflect experience	(2)	(1)
Charges incurred	(81)	(86)
Ending Balance	$ 79	$ 77